Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss for the period	$ (45,218,074)	$ (4,481,751)
Item not affecting cash
Amortization and depreciation	2,181,760	281,749
Bad debts	368,228	0
Amortization of loan initiation fees	373,888	82,891
Finance expenses	1,764,835	480,692
Loan derivative finance expense	18,112,444	712,652
Stock-based compensation	2,888,503	521,547
Stock issued for services	319,982	817,772
Loss on the sale of assets	14,122	0
Changes in non-cash working capital
Accounts receivable	(976,977)	80,361
Inventory of Drone Components	(2,842,794)	0
Other current assets	(883,380)	(55,335)
Accounts payable and accrued liabilities	(2,520,991)	167,604
Contract Liabilities	(289,593)	(7,784)
Change in dues from affiliate	(8,753,621)	(8,434,818)
Cash Used in Operating Activities	(35,461,668)	(9,834,420)
Investing Activities
Purchase of PPE	(7,969,908)	(398,475)
Proceeds from sale of assets	4,630	0
Note receivable - principal	0	23,975
Marketable securities	(9,233,029)	0
Acquisition costs	(7,604,441)	20,882
Product development costs	(2,245,754)	(1,050,450)
Long-term Assets (Capital Advances)	(2,266,674)	(522,176)
Cash Used in Investing Activities	(29,315,176)	(1,926,244)
Financing activities
Loans Borrowed	65,308,316	10,784,633
Lease payments	(333,180)	(30,835)
Warrants exercised	3,321,290
Proceeds from the issuance of debentures	0	402,773
Proceeds from stock sale	0	4,133,402
Repayment of loans	(834,384)	(407,799)
Cash Provided by Financing Activities	67,462,042	14,882,174
Effect of foreign exchange	(458,907)	631,381
Change in cash	2,226,291	3,752,891
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Beginning Balance	3,754,075	1,184
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Ending Balance	5,980,366	3,754,075
Cash and Cash Equivalents Consist of
Cash in bank	$ 5,980,366	$ 3,754,075